Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization using Straight-line Method over Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2018
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	Shorter of the remaining lease term or useful life
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Minimum [Member] | Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Maximum [Member] | Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years